EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT
24.	EMPLOYEE BENEFIT

Chinese Mainland Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require that the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB122,844, RMB133,066 and RMB130,797 for the years ended December 31, 2023, 2024 and 2025, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.